Convertible Notes Payable - Additional Information (Detail) $ in Millions		12 Months Ended
	Dec. 18, 2019 shares	Mar. 31, 2020 USD ($) shares	Sep. 26, 2019 USD ($) Promissory_Notes	Aug. 01, 2019 USD ($) Promissory_Notes
Accrued Interest [Member]
Convertible Notes Payable [Line Items]
Accrued interest waived		$ 0.6
Common stock [Member]
Convertible Notes Payable [Line Items]
Exchange of Common Stock | shares	42,080,376	3,499,995
RTW Convertible Promissory Notes [Member]
Convertible Notes Payable [Line Items]
Number of promissory notes issued | Promissory_Notes				2
Debt face amount			$ 22.5	$ 25.0
Debt instrument, interest rate				5.00%
Prepayment			$ 2.5
BVF Convertible Promissory Notes [Member]
Convertible Notes Payable [Line Items]
Number of promissory notes issued | Promissory_Notes			4
Debt face amount			$ 10.0
Convertible Promissory Notes [Member]
Convertible Notes Payable [Line Items]
Conversion of convertible notes into common stock | shares		7,156,495